Deconsolidation (Details)	Dec. 31, 2025 CNY (¥)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total current assets	¥ 7,852,181
Total other assets
Total assets	7,852,181
Total current liabilities	8,163,548
Total net assets	(311,367)
Total consideration	2
Total gain on disposal	311,369
Yichang Ji Yue [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total current assets	3,326,247
Total other assets
Total assets	3,326,247
Total current liabilities	3,440,060
Total net assets	(113,813)
Total consideration	2
Total gain on disposal	113,815
Beijing Ji Yue [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total current assets	4,525,934
Total other assets
Total assets	4,525,934
Total current liabilities	4,723,488
Total net assets	(197,554)
Total consideration
Total gain on disposal	¥ 197,554